Stockholders’ Loans (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 06, 2018	Mar. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
2015 Loans [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate			2.90%	2.42%
Terms of agreement description			Under the original loan terms, the aggregate loan amount is payable to the lenders by the Company only upon the approval of the Company’s board of directors that the Company’s profits reached an amount of US$500 thousand and upon such terms and in such installments as shall be determined by the Company’s board of directors
Debt instrument carrying amount			$ 34	$ 34
2017 loans [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate			2.90%	2.42%
Terms of agreement description			Under the original loan terms, the aggregate loan amount was repayable by the Company upon the closing of an investment in the Company with proceeds greater than US$500 thousand.
Debt instrument carrying amount			$ 4	$ 4
Debt instrument maturity date			Dec. 31, 2025
2018 CLA [Member]
Short-Term Debt [Line Items]
Terms of agreement description	In case of an Exit event, as described in the 2018 CLA, the loan and all accrued interest will be either converted to shares or repaid at 200% of the outstanding amount all as per the Majority lenders decision
Debt instrument carrying amount			$ 123	124
Debt instrument maturity date		Dec. 31, 2023
Debt instrument interest rate terms	In accordance with 2018 CLA, the loan bears interest at a rate per annum equal to three percent (3%) compounded and accrued annually, and was originally repayable on December 31, 2018, or later date as determined by the shareholders representing more than 80% of IR. Med, Ltd.’s issued and outstanding shares who has also provided loans with terms similar to the terms of the agreement (‘Majority Lenders”), unless earlier converted to shares
Financing expenses on loan			$ 3	$ 5